Long-term debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term debt
16. Long-term debt:

	December 31,
	2024	2023
Term loan facilities, net of debt issuance costs	$31,740	$42,879
Other bank financing	374	531
Capital lease obligations	1,613	1,655
Balance, end of year	33,727	45,065
Current portion	14,660	14,108
Long-term portion	$19,067	$30,957

Term loan	Maturity date	Interest rate	December 31, 2024	December 31, 2023
EDC	September 15, 2026	U.S. Prime Rate plus 2.01%	$6,836	$10,763
UniCredit - May 2020	May 31, 2025	3-month Euribor plus 1.60%	534	1,693
UniCredit - July 2020	July 31, 2026	3-month Euribor plus 1.75%	4,663	8,313
Deutsche Bank - August 2020	August 31, 2026	3-month Euribor plus 1.70%	2,172	3,867
UniCredit - April 2021	March 31, 2027	3-month Euribor plus 1.65%	4,399	6,793
Banca de Credito Cooperativo - November 2023	December 31, 2028	3-month Euribor plus 1.75%	2,058	2,192
Deutsche Bank - November 2023	September 30, 2029	3-month Euribor plus 1.90%	6,352	7,710
Rabobank - December 2023	December 31, 2028	4.70%	1,012	1,548
UniCredit - January 2024	December 31, 2028	3-month Euribor plus 1.52%	3,714	—
Term loan facilities, net of debt issuance costs			$31,740	$42,879
16. Long-term debt (continued):

On December 13, 2021, the credit facility and non-revolving term facility with EDC were refinanced into one $20,000 term loan, with quarterly principal and interest payments. On May 31, 2024, the Company amended the loan agreement with EDC to permit the asset transfer of certain property, plant, and equipment previously pledged to the loan into Cespira, removal of Fuel System Solutions Inc. as a borrower, added Westport Fuel Systems Canada Inc. as a borrower and modified the securities pledged to the loan. The loan is secured by share pledges in the Company's equity interest in Cespira.

On May 20, 2020, and July 17, 2020, the Company entered into two Euro denominated loan agreements with UniCredit. There are no securities provided on the loans as the loans were made as part of the Italian government's COVID-19 Decreto Liquidità.

On August 11, 2020, the Company entered into a Euro denominated loan agreement with Deutsche Bank. There is no security provided on the loan as the loan was made as part of the Italian government’s COVID-19 Decreto Liquidità.

On October 9, 2018, and November 28, 2019, the Company entered into two Euro denominated loan agreements with UniCredit S.p.A. (“UniCredit”). On April 29, 2021, the Company and UniCredit amended the terms of these Euro denominated loan agreements to combine the facilities into one $8,803 loan facility, with quarterly principal and interest payments.

On November 28, 2023, the Company entered into a Euro denominated loan agreement with Banca de Credito Cooperativo with quarterly principal and interest payments. There is no security provided on the loan as the loan was made as part of the Italian government's guarantee program administered by the Servizi Assicurativi del Commercio Estero ("SACE").

On November 29, 2023, the Company entered into a Euro denominated loan agreement with Deutsche Bank with quarterly principal and interest payments. There is no security provided on the loan as the loan was made as part of the Italian government's SACE guarantee program.

On December 4, 2023, the Company entered into a Euro denominated loan agreement with Rabobank and principal and interest are paid monthly. The loan is secured by certain property owned by the Company.

On January 10, 2024, the Company entered into a Euro denominated loan agreement with UniCredit with quarterly principal and interest payments, and the first payment is due in 2025. There is no security provided on the loan as the loan was made as part of the Italian government's SACE guarantee program.

The Company has entered into interest rate swaps with Unicredit and Deutsche Bank, which are directly associated with the Unicredit (2020 and 2021), Deutsche Bank (2020), Deutsche Bank (2023) and UniCredit (2024) term loans. These interest rate swaps serve as a hedging mechanism against potential fluctuations in future interest rates ensuring stability in loan repayments. As of December 31, 2024, the Unicredit interest rate swaps have maturity dates ranging from 2025 to 2028 and a total notional value of $13,211. Additionally, the Deutsche Bank interest rate swaps have a maturity dates ranging from 2026 and 2029, with a notional value of $8,451. The notional value of these interest rate swaps is adjusted concurrently with scheduled principal payments on the corresponding loans. These interest rate swaps have been designated as cash flow hedges and have been structured to be highly effective. As of December 31, 2024, the fair value of the interest rate swaps amounted to $150, which is included in other long-term assets (December 31, 2023 - $822).

Throughout the term of certain of these financing arrangements, the Company is required to meet certain financial and non-financial covenants. As of December 31, 2024, the Company is in compliance with all covenants under the financing arrangements.
The principal repayment schedule of long-term debt is as follows as at December 31, 2024:

	Term loan facilities	Other bank financing	Capital lease obligations	Total
2025	$14,141	$126	$398	$14,665
2026	10,196	124	359	10,679
2027	3,543	124	362	4,029
2028	2,875	—	304	3,179
2029 and thereafter	985	—	190	1,175
	$31,740	$374	$1,613	$33,727